SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENTED INFORMATION
Schedule of Segmented Revenue and Net Profit/(Loss)
	BioNexus Malaysia	Chemrex	BGLC	Total
	Year ended December 31, 2022
REVENUE	$95,816	$10,832,891	$-	$10,928,707

COST OF REVENUE	(51,465)	(9,618,213)	-	(9,669,678)

GROSS PROFIT	44,351	1,214,678	-	1,259,029

OTHER INCOME	8,830	170,453	-	179,283

OPERATING EXPENSES
General and administrative	(286,753)	(1,051,855)	(390,881)	(1,729,489)

FINANCE COSTS	(5,657)	(6,822)	-	(12,479)

(LOSS)/PROFIT BEFORE TAX	(239,229)	326,454	(390,881)	(303,656)

Tax expense:
Deferred tax	(1,428)	(2,470)	-	(3,898)
Income tax	-	(48,412)	-	(48,412)
Total tax expense	(1,428)	(50,882)	-	(52,310)

NET (LOSS)/PROFIT	$(240,657)	$275,572	$(390,881)	$(355,966)

	BioNexus Malaysia	Chemrex	BGLC	Total
	Year ended December 31, 2021
REVENUE	$1,515,673	$11,846,894	$-	$13,362,567

COST OF REVENUE	(1,052,938)	(10,042,688)	-	(11,095,626)

GROSS PROFIT	462,735	1,804,206	-	2,266,941

OTHER INCOME	7,467	59,024	-	66,491

OPERATING EXPENSES
General and administrative	(160,094)	(989,617)	(127,894)	(1,277,605)

FINANCE COSTS	(4,158)	(8,815)	-	(12,973)

PROFIT/(LOSS) BEFORE TAX	305,950	864,798	(127,894)	1,042,854

Tax expense:
Deferred tax	(11,997)	(14,739)	-	(26,736)
Income tax	(30,482)	(234,065)	-	(264,547)
Total tax expense	(42,479)	(248,804)	-	(291,283)

NET PROFIT/(LOSS)	$263,471	$615,994	$(127,894)	$751,571
	As of December 31, 2022 and 2021
	Total Assets		Total Liabilities
	2022	2021	2022	2021

BGLC & Bionexus	$677,477	$1,167,214	$108,390	$121,586
Chemrex	8,062,685	8,407,176	1,966,759	2,273,025
TOTAL	8,740,162	9,574,390	2,075,149	2,394,611